Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
16.	Leases
The Group has operating leases for warehouses, stores, office spaces, delivery centers and other corporate assets that the Group utilizes under lease arrangements.
A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	(RMB in millions)
Operating lease ROU assets	24,532	31,128
Operating lease liabilities-current	7,606	9,399
Operating lease liabilities-non-current	18,106	23,708

Total operating lease liabilities	25,712	33,107

Weighted average remaining lease term	7.2 years	7.1 years
Weighted average discount rate	4.2%	3.6%
A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Operating lease cost	8,917	8,934	9,213
Short-term lease cost	3,358	3,263	3,405

Total	12,275	12,197	12,618

Cash paid for operating leases	9,086	9,546	10,012
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2025 is as follows:

As of December 31, 202 5
(RMB in millions)
2026	9,616
2027	6,267
2028	4,419
2029	3,409
2030	2,729
2031 and thereafter	11,737

Total lease payments	38,177
Less: interest	(5,070)

Present value of operating lease liabilities	33,107

As of December 31, 2025, the Group has no significant lease contract that has been entered into but not yet commenced.